CONSOLIDATED STATEMENTS OF INCOME - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Interest and dividend income:
Loans, including fees		¥ 1,109,776	¥ 1,009,094	¥ 1,030,802
Investments:
Interest		88,319	88,311	110,411
Dividends		86,066	77,343	79,600
Trading account assets		202,125	163,114	151,278
Call loans and funds sold		5,699	5,068	6,983
Receivables under resale agreements and securities borrowing transactions		149,197	91,453	53,007
Deposits		120,704	74,647	68,090
Total interest and dividend income		1,761,886	1,509,030	1,500,171
Interest expense:
Deposits		382,706	264,748	213,601
Trading account liabilities		41,514	21,399	21,031
Call money and funds purchased		5,031	3,173	7,830
Payables under repurchase agreements and securities lending transactions		243,569	120,578	66,579
Other short-term borrowings		16,166	12,175	6,791
Long-term debt		200,950	179,639	179,575
Total interest expense		889,936	601,712	495,407
Net interest income		871,950	907,318	1,004,764
Provision (credit) for loan losses (Note 6)		(126,362)	37,668	34,560
Net interest income after provision (credit) for loan losses		998,312	869,650	970,204
Noninterest income:
Fee and commission income (Note 26)		865,711	825,963	804,756
Foreign exchange gains (losses)-net (Note 27)	[1]	91,793	69,453	113,553
Trading account gains (losses)-net (Note 27)		236,982	(42,481)	559,139
Investment gains (losses)-net		297,157	333,270	263,793
Equity in earnings (losses) of equity method investees-net		24,342	26,785	28,969
Gains on disposal of premises and equipment		8,225	5,638	10,223
Other noninterest income		80,453	149,404	103,461
Total noninterest income		1,604,663	1,368,032	1,883,894
Noninterest expenses:
Salaries and employee benefits		688,481	663,166	633,557
General and administrative expenses		585,992	570,897	548,027
Impairment of goodwill (Note 8)				6,222
Occupancy expenses		191,592	194,955	195,898
Fee and commission expenses		189,187	177,006	164,039
Provision (credit) for losses on off-balance-sheet instruments		(30,244)	19,464	(16,447)
Other noninterest expenses		138,669	131,819	126,197
Total noninterest expenses		1,763,677	1,757,307	1,657,493
Income before income tax expense		839,298	480,375	1,196,605
Income tax expense (Note 20)		237,604	91,244	346,542
Net income		601,694	389,131	850,063
Less: Net income (loss) attributable to noncontrolling interests		24,086	26,691	(429)
Net income attributable to MHFG shareholders		¥ 577,608	¥ 362,440	¥ 850,492
Earnings per common share (Note 19):
Basic net income per common share		¥ 22.77	¥ 14.33	¥ 34.19
Diluted net income per common share		¥ 22.76	¥ 14.28	¥ 33.50

[1]	Amounts include realized and unrealized gains and losses on both derivative instruments and nonderivative instruments. Amounts on derivative instruments include gains and losses on forward foreign exchange contracts and currency options. Amounts on nonderivative instruments include translation gains and losses related to foreign currency-denominated available-for-sale securities for which the fair value option has been elected in accordance with ASC 825.